Subsequent Events - Summarized Results of Operations for Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Income/(loss) from discontinued operations, net of tax	$ 30	$ 26	$ (13)
Subsequent Event
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Revenues	205	204	199
Operating loss	72	68	31
Interest expense	(23)	(28)	(41)
Income/(loss) from operations before income taxes	49	40	(10)
Benefit for income taxes	(18)	(16)	1
Loss from operations	31	24	(9)
Gain/(loss) on sale, net of tax		1	(5)
Net (loss)/income attributable to noncontrolling interests	(1)	1	1
Income/(loss) from discontinued operations, net of tax	$ 30	$ 26	$ (13)